Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	2,499,567
Maximum Aggregate Offering Price	$ 224,411,125.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,991.18
Rule 457(f)	true
Amount of Securities Received | shares	2,499,567
Value of Securities Received, Per Share	89.78
Value of Securities Received	$ 224,411,125.26
Fee Note MAOP	$ 224,411,125.26
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act and based upon the average of the high and low prices for the Registrants Common Stock reported on the Nasdaq Stock Market LLCs Global Select Market on July 28, 2026.